Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt [Abstract]
Debt

Note 8 — Debt

The Company’s debt consisted of:

(In thousands)	September 30, 2023	December 31, 2022
Note payable – Exchange Note	$18,509	$31,975
PPP Loan	518	656
Navitas loan	10	23
Related party debt	500	—
Other notes payable(1)	487	—
Total debt	20,024	32,654
Unamortized debt premium (discount)	614	(3,415)
Total debt, net of debt discount	20,638	29,239
Less: current portion, net of current unamortized debt discount	(1,640)	(28,832)
Long-term debt, net of current	$18,998	$407

(1)      Other notes payable relates to a one-year insurance premium that was financed over nine-months.

Note Payable

Securities Purchase Agreement

On March 14, 2022, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with the Investor, pursuant to which the Company agreed to issue and sell to the Investor, in a private placement transaction, in exchange for the payment by the Investor of $65.0 million, less applicable expenses, as set forth in the Securities Purchase Agreement, a senior secured promissory note in an aggregate principal amount of $65.0 million (the “SPA Note”), and a SPA Warrant to purchase up to an aggregate of 34,406 shares of Common Stock.

August 2022 Securities Exchange Agreement

On August 18, 2022, the Company reached an agreement with the Investor to amend its existing senior SPA Note and entered into the August 2022 Exchange Agreement. Pursuant to the August 2022 Exchange Agreement, the Company partially paid $35.2 million along with approximately $0.3 million in repayments for other fees under the

SPA Note and exchanged the remaining balance of the SPA Note for an Exchange Note with an aggregate original principal amount of $35.0 million and a new Note Exchange Warrant to purchase 71,139 shares of Common Stock and modified an existing SPA Warrants to purchase up to an aggregate of 34,406 shares of Common Stock. The Company exchanged the SPA Warrant for new August 2022 Warrants.

The Exchange Note is a senior secured obligation of the Company and ranks senior to all indebtedness of the Company. The Exchange Note will mature on the three-year anniversary of its issuance (the “Maturity Date”) and contains a 9.0% annualized interest rate, with interest to be paid monthly, in cash, beginning September 1, 2022. The principal amount of the Exchange Note will be payable on the Maturity Date, provided that the holder will be entitled to a cash sweep of 20% of the proceeds received by the Company in connection with any equity financing, which will reduce the outstanding principal amount under the Exchange Note.

At any time, the Company may prepay all of the Exchange Note by redemption at a price equal to 102.5% of the then-outstanding principal amount under the Note plus accrued but unpaid interest. The holder will also have the option of requiring the Company to redeem the Exchange Note on the one-year or two-year anniversaries of issuance at a price equal to the then-outstanding principal amount under the Exchange Note plus accrued but unpaid interest, or if the Company undergoes a fundamental change at a price equal to 102.5% of the then-outstanding principal amount under the Exchange Note plus accrued but unpaid interest.

The Exchange Note imposes certain customary affirmative and negative covenants upon the Company, as well as covenants that restrict the Company and its subsidiaries from incurring any additional indebtedness or suffering any liens, subject to specified exceptions, restrict the ability of the Company and its subsidiaries from making certain investments, subject to specified exceptions, restrict the declaration of any dividends or other distributions, subject to specified exceptions, require the Company not to exceed maximum levels of allowable cash spend while the Exchange Note is outstanding, and require the Company to maintain minimum amounts of cash on hand. If an event of default under the Exchange Note occurs, the holder can elect to redeem the Exchange Note for cash equal to 115% of the then-outstanding principal amount of the Note (or such lesser principal amount accelerated by the Investor), plus accrued and unpaid interest, including default interest, which accrues at a rate per year equal to 15% from the date of a default or event of default.

Until the date the Exchange Note is fully repaid, the holder has, subject to certain exceptions, the right to participate for up to 30% of any offering of debt, equity (other than an offering of solely Common Stock), or equity-linked securities, including without limitation any debt, preferred stock or other instrument or security, of the Company or its subsidiaries.

The Modified Warrant has an exercise price of $430.00 per share, subject to adjustment for stock splits, reverse stock splits, stock dividends and similar transactions, will be exercisable on and after the six-month anniversary of issuance, have a term of five and one-half years from the date of issuance and will be exercisable on a cash basis, unless there is not an effective registration statement covering the resale of the shares issuable upon exercise of the Modified Warrant (the “Modified Warrant Shares”) or if shareholder approval for the full exercise of the Modified Warrant is not received, in which case the Modified Warrant will also be exercisable on a cashless exercise basis at the Investor’s election.

The Note Exchange Warrant has an exercise price of $246.00 per share, subject to adjustment for stock splits, reverse stock splits, stock dividends, and similar transactions, were exercisable upon issuance, and have a term of five and one-half years from the date of issuance and will be exercisable on a cash basis, unless there is not an effective registration statement covering the resale of the shares issuable upon exercise of the Warrant (the “Note Exchange Warrant Shares” and, together with the Modified Warrant Shares, the “Exchange Warrant Shares”) or if shareholder approval for the full exercise of the Note Exchange Warrant is not received, in which case the Note Exchange Warrant will also be exercisable on a cashless exercise basis at the Investor’s election. Until the Company completed a qualified equity financing of at least $15.0 million, which requirement was satisfied with sales under the ATM Program, the

Note Exchange Warrant’s exercise price would have been reduced to the extent the Company issued securities, subject to certain exceptions, for a lower purchase price. The Note Exchange Warrant also prohibited the Company, until following the completion of such qualified equity financing, from issuing warrants with more favorable or preferential terms and/or provisions.

The August 2022 Warrants each provide that in no event will the number of shares of Common Stock issued upon exercise of such warrant result in the Investor’s beneficial ownership exceeding 4.99% of the Company’s shares of Common Stock outstanding at the time of exercise (which percentage may be decreased or increased by the Investor, but to no greater than 9.99%, and provided that any increase above 4.99% will not be effective until the sixty-first day after notice of such request by the Investor to increase its beneficial ownership limit has been delivered to the Company).

Modification of Notes Payable

On March 8, 2023, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement” or “Second Amendment”) with the Investor. Pursuant to the Exchange Agreement, at closing the Company prepaid approximately $10.3 million in principal amount under the August 2022 Note and exchange $10.0 in principal amount of the remaining balance of the August 2022 Note for a new senior secured convertible note (the “Convertible Note”) with an original principal amount of $10.0 million. After the closing of the Exchange Agreement, the August 2022 Note remained outstanding with a remaining balance of $11.7 million.

This exchange was deemed to be an extinguishment under ASC 470, as the modified debt added a substantive conversion option that was not inherent in the August 2022 Note. As a result, the Company recognized a loss on the extinguishment of debt of $4,619,846.

Convertible Notes

On March 8, 2023, as a result of the Exchange Agreement, the Company issued a Convertible Note to the Investor with a principal balance of $10 million. The Convertible Note bears a 9.0% annualized interest rate, with interest to be paid monthly, in cash, beginning April 1, 2023. The principal amount of the Convertible Note will be payable on the Maturity Date, provided that the holder will be entitled to a cash sweep of 30% of the proceeds of any at-the-market equity offering and 20% of the proceeds received by the Company in connection with any other equity financing, which will reduce the outstanding principal amount under the August 2022 Note or the Convertible Note.

At any time, the Company may prepay all of the Convertible Note by redemption at a price equal to 102.5% of the then-outstanding principal amount under the Convertible Note plus accrued but unpaid interest. The holder will also have the option of requiring the Company to redeem the Convertible Note (i) on August 19, 2023 or August 19, 2024 at a price equal to the then-outstanding principal amount under the Convertible Note plus accrued but unpaid interest, provided that the redemption right on August 19, 2023 will not be exercisable if the Company raises at least $8.0 million in gross proceeds from equity offerings prior to such date, or (ii) if the Company undergoes a fundamental change (as defined below) at a price equal to 102.5% of the then-outstanding principal amount under the Convertible Note plus accrued but unpaid interest.

The Convertible Note will impose certain customary affirmative and negative covenants upon the Company, as well as covenants that will (i) restrict the Company and its subsidiaries from incurring any additional indebtedness or suffering any liens, subject to specified exceptions, (ii) restrict the ability of the Company and its subsidiaries from making certain investments, subject to specified exceptions, and (iii) restrict the declaration of any dividends or other distributions, subject to specified exceptions. If an event of default under the Convertible Note occurs, the holder can elect to redeem the Convertible Note for cash equal to (A) 115% of the then-outstanding principal amount of the Convertible Note (or such lesser principal amount accelerated by the Investor), plus accrued and unpaid interest, including default interest, which accrues at a rate per annum equal to 15% from the date of a default or event of default, or, only in connection with certain events of default, (B) the greater of the amount under clause (A) or the sum of (i) 115% of the product of (a) the conversion rate in effect as of the trading day immediately preceding the date that the holder delivers a notice of acceleration; (b) the total then outstanding principal amount under the Convertible

Note (in thousands); and (c) the greater of (1) the highest daily volume weighted average price (“VWAP”) per share of Common Stock occurring during the fifteen consecutive trading days ending on, and including, the trading day immediately before the date the holder delivers such notice and (2) the highest daily VWAP per share of Common Stock occurring during the fifteen consecutive trading days ending on, and including, the trading immediately before the date the applicable event of default occurred and (ii) the accrued and unpaid interest on the Convertible Note.

Until the date the Convertible Note is fully repaid, the holder will have, subject to certain exceptions, the right to participate for up to 30% of any offering of debt, equity (other than an offering of solely Common Stock), or equity-linked securities, including without limitation any debt, preferred stock or other instrument or security, of the Company or its subsidiaries.

If the holder elects to convert the Convertible Note, the conversion price per share will be $7.64, subject to customary adjustments for certain corporate events. The conversion of the Convertible Note will be subject to certain customary conditions. The Convertible Note may not be converted into shares of Common Stock if such conversion would result in the holder and its affiliates owning an aggregate of in excess of 4.99% of the then-outstanding shares of Common Stock, provided that upon 61 days’ notice, such ownership limitation may be adjusted by the holder, but in any case, to no greater than 9.99%.

The Company evaluated the embedded features in accordance with ASC 815-15-25 and the determined embedded features are not required to be bifurcated and separately measured at fair value.

Interest expense related to the Convertible Notes described above was $1,757,931 for the nine months ended September 30, 2023. Accrued interest totaled $1,041,388 as of September 30, 2023.

Note Conversion

Pursuant to the Exchange Agreement the Company entered into with High Trail Special Situations LLC on March 8, 2023, the Investor elected, on April 26, 2023, to convert $1.6 million of the remaining outstanding principal amount on the Convertible Note for 153,617 shares of Common Stock of the Company.

On May 1, 2023, the Company entered into a letter agreement with the above referenced accredited Lender (the “Letter Agreement”), pursuant to which the Company and the Investor agreed to exchange or redeem $2.0 million of the remaining outstanding principal amount under the Exchange Note for a total of 445,196 shares of Common Stock of the Company, subject to a Beneficial Ownership Limitation of 4.99% of the Company’s Common Stock. Due to the Beneficial Ownership Limitation of 4.99%, a total of 69,568 shares of Common Stock of the Company were issued to the Investor, with the remaining 375,629 shares held in abeyance until the balance (or portion thereof) may be issued in compliance with such limitations. As a result, the Company recognized a loss on the redemption of $11,609.

The following table summarizes the short-term and long-term portions of the Exchange Note as of September 30, 2023:

(In thousands)	Short-Term	Long-Term	Notes payable, net
Principal	$—	$18,509	$18,509
Unamortized premium	316	298	614
Net carrying amount	$316	$18,807	$19,123

As of September 30, 2023, future minimum payments were as follows:

Years ending December 31 (In thousands),
Remaining 2023	$748
2024	648
2025	18,628
Total future payments	$20,024

Related party debt

On July 12, 2023, the Board of Directors of the Company approved the issuance of an unsecured promissory note (the “Related Party Note”) in favor of GIC Acquisition, LLC (“GIC”), an entity that is owned and managed by the Company’s Chairman and Chief Executive Officer. Pursuant to the Related Party Note, GIC is obligated to lend up to $500,000 to the Company, $300,000 of which was delivered at issuance and the remaining $200,000 delivered on July 31, 2023. The Related Party Note bears interest at a rate of 10% per annum, will mature in full on August 6, 2023, and may be prepaid without any fee or penalty. The Related Party Note ranks junior to all existing secured indebtedness of the Company. The maturity date of the Related Party Note was subsequently amended to December 31, 2023 at which point principal and accrued interest will be repaid in full.

Paycheck Protection Program Loan

Paycheck Protection Program Loans under the Coronavirus Aid, Relief, and Economic Security Act

In May 2020, the Company entered into a PPP Loan with Bank of America pursuant to the PPP under the CARES Act administered by the SBA.

The Company received total proceeds of approximately $0.8 million from the unsecured PPP Loan, which was originally scheduled to mature on May 7, 2022. The Company applied for forgiveness on the $0.8 million of PPP loan, but forgiveness was denied by the SBA. On June 23, 2022, the Company received a letter from Bank of America agreeing to extend the maturity date to May 7, 2025 and the loan bears interest at a rate of 1.00% per year. The PPP loan is payable in 34 equal combined monthly principal and interest payments of approximately $24 thousand that commenced on August 7, 2022.

The breakdown of PPP Loan balances by current and non-current as of September 30, 2023 and December 31, 2022 were as follows:

(In thousands)	Balance Sheet Location	September 30, 2023	December 31, 2022
PPP Loan, current	Long-term debt, current	$328	$255
PPP Loan, non-current	Long-term debt	189	401
Total PPP Loan outstanding		$518	$656

Note 9 — Debt

The Company’s debt consisted of:

(In thousands)	December 31, 2022	December 31, 2021
Note payable – Exchange Note	$31,975	$—
PPP Loan	656	804
Navitas Loan	23	—
Other notes payable	—	297
Total debt	32,654	1,101
Less: unamortized debt discount	(3,414)	—
Total debt, net of debt discount	29,240	1,101
Less: current portion, net of current unamortized debt discount	(28,833)	(1,089)
Long-term debt	$407	$12

Note Payable

Securities Purchase Agreement

On March 14, 2022, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with the Investor, pursuant to which the Company agreed to issue and sell to the Investor, in a private placement transaction, in exchange for the payment by the Investor of $65.0 million, less applicable expenses, as set forth in the Securities Purchase Agreement, a senior secured promissory note in an aggregate principal amount of $65.0 million (the “SPA Note”), and a SPA Warrant to purchase up to an aggregate of 34,406 shares of Common Stock.

August 2022 Securities Exchange Agreement

On August 18, 2022, the Company reached an agreement with the Investor to amend its existing senior SPA Note and entered into the August 2022 Exchange Agreement. Pursuant to the August 2022 Exchange Agreement, the Company partially paid $35.2 million along with approximately $300 thousand in repayments for other fees under the

SPA Note and exchanged the remaining balance of the SPA Note for an Exchange Note with an aggregate original principal amount of $35.0 million and a new Note Exchange Warrant to purchase 71,139 shares of Common Stock and modified an existing SPA Warrants to purchase up to an aggregate of 34,406 shares of Common Stock. The Company exchanged the SPA Warrant for new August 2022 Warrants.

The Exchange Note is a senior secured obligation of the Company and ranks senior to all indebtedness of the Company. The Exchange Note will mature on the three-year anniversary of its issuance (the “Maturity Date”) and contains a 9.0% annualized interest rate, with interest to be paid monthly, in cash, beginning September 1, 2022. The principal amount of the Exchange Note will be payable on the Maturity Date, provided that the Investor will be entitled to a cash sweep of 20% of the proceeds received by the Company in connection with any equity financing, which will reduce the outstanding principal amount under the Exchange Note.

At any time, the Company may prepay all of the Exchange Note by redemption at a price equal to 102.5% of the then-outstanding principal amount under the Note plus accrued but unpaid interest. The Investor will also have the option of requiring the Company to redeem the Exchange Note on the one-year or two-year anniversaries of issuance at a price equal to the then-outstanding principal amount under the Exchange Note plus accrued but unpaid interest, or if the Company undergoes a fundamental change at a price equal to 102.5% of the then-outstanding principal amount under the Exchange Note plus accrued but unpaid interest.

The Exchange Note imposes certain customary affirmative and negative covenants upon the Company, as well as covenants that restrict the Company and its subsidiaries from incurring any additional indebtedness or suffering any liens, subject to specified exceptions, restrict the ability of the Company and its subsidiaries from making certain investments, subject to specified exceptions, restrict the declaration of any dividends or other distributions, subject to specified exceptions, require the Company not to exceed maximum levels of allowable cash spend while the Exchange Note is outstanding, and require the Company to maintain minimum amounts of cash on hand. If an event of default under the Exchange Note occurs, the Investor can elect to redeem the Exchange Note for cash equal to 115% of the then-outstanding principal amount of the Note (or such lesser principal amount accelerated by the Investor), plus accrued and unpaid interest, including default interest, which accrues at a rate per year equal to 15% from the date of a default or event of default.

Until the date the Exchange Note is fully repaid, the Investor has, subject to certain exceptions, the right to participate for up to 30% of any offering of debt, equity (other than an offering of solely Common Stock), or equity-linked securities, including without limitation any debt, preferred stock, or other instrument or security, of the Company or its subsidiaries.

The Modified Warrant has an exercise price of $430.00 per share, subject to adjustment for stock splits, reverse stock splits, stock dividends, and similar transactions, will be exercisable on and after the six-month anniversary of issuance, have a term of five and one-half years from the date of issuance, and will be exercisable on a cash basis, unless there is not an effective registration statement covering the resale of the shares issuable upon exercise of the Modified Warrant (the “Modified Warrant Shares”) or if shareholder approval for the full exercise of the Modified Warrant is not received, in which case the Modified Warrant will also be exercisable on a cashless exercise basis at the Investor’s election.

The Note Exchange Warrant has an exercise price of $246.00 per share, subject to adjustment for stock splits, reverse stock splits, stock dividends, and similar transactions, were exercisable upon issuance, and have a term of five and one-half years from the date of issuance and will be exercisable on a cash basis, unless there is not an effective registration statement covering the resale of the shares issuable upon exercise of the Warrant (the “Note Exchange Warrant Shares” and, together with the Modified Warrant Shares, the “Exchange Warrant Shares”) or if shareholder approval for the full exercise of the Note Exchange Warrant is not received, in which case the Note Exchange Warrant will also be exercisable on a cashless exercise basis at the Investor’s election. Until the Company completed a qualified equity financing of at least $15.0 million, which requirement was satisfied with sales under the ATM Program, the Note Exchange Warrant’s exercise price would have been reduced to the extent the Company issued securities, subject to certain exceptions, for a lower purchase price. The Note Exchange Warrant also prohibited the Company, until following the completion of such qualified equity financing, from issuing warrants with more favorable or preferential terms and/or provisions.

The August 2022 Warrants will each provide that in no event will the number of shares of Common Stock issued upon exercise of such warrant result in the Investor’s beneficial ownership exceeding 4.99% of the Company’s shares of Common Stock outstanding at the time of exercise (which percentage may be decreased or increased by the Investor, but to no greater than 9.99%, and provided that any increase above 4.99% will not be effective until the sixty-first day after notice of such request by the Investor to increase its beneficial ownership limit has been delivered to the Company).

During the year ended December 31, 2022, the Company issued 2,000 shares of its Common Stock pursuant to the cashless exercise of August 2022 Warrants. As of December 31, 2022, the Company had outstanding liability-classified August 2022 Warrants that allow the Investor to purchase 100,544 shares of the Company’s Common Stock. Additional information regarding the Company’s August 2022 Warrants may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies and Note 4 — Fair Value Measures, included elsewhere in the notes to the consolidated financial statements.

The following table summarizes the short-term and long-term portions of the Exchange Note as of December 31, 2022:

(In thousands)	Short-Term	Long-Term	Notes Payable, Net
Principal	$31,975	$—	$31,975
Unamortized discount	(3,414)	—	(3,414)
Net carrying amount	$28,561	$—	$28,561

Paycheck Protection Program Loan

Paycheck Protection Program Loans under the Coronavirus Aid, Relief, and Economic Security Act

In May 2020, the Company entered into a PPP Loan with Bank of America pursuant to the PPP under the CARES Act administered by the SBA.

The Company received total proceeds of approximately $779 thousand from the unsecured PPP Loan, which was originally scheduled to mature on May 7, 2022. The Company applied for forgiveness on the $779 thousand of PPP loan, but forgiveness was denied by the SBA. On June 23, 2022, the Company received a letter from Bank of America agreeing to extend the maturity date to May 7, 2025 and the loan bears interest at a rate of 1.00% per year. The PPP loan is payable in 34 equal combined monthly principal and interest payments of approximately $24 thousand that commenced on August 7, 2022.

The breakdown of PPP Loan balances by current and non-current as of December 31, 2022 and 2021 were as follows:

(In thousands)	Balance Sheet Location	December 31, 2022	December 31, 2021
PPP Loan, current	Long-term debt, current	$255	$792
PPP Loan, non-current	Long-term debt	401	12
Total PPP Loan outstanding		$656	$804

PurePressure SBA Debt

As part of the acquisition of PurePressure, $159 thousand of debt remained outstanding from a standard SBA loan as of December 31, 2021. This debt was paid off during the year ended December 31, 2022 as a part of the PurePressure acquisition.

As of December 31, 2022, future minimum principal payments for all debt were as follows:

Years Ending December 31 (In thousands),
2023	$32,247
2024	287
2025	120
Total future payments	$32,654